Quarterly Report
March 31, 2019
MFS®  Global Equity Series
MFS® Variable Insurance Trust

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.8%
Aerospace – 4.2%
Honeywell International, Inc.	8,499	$1,350,661
MTU Aero Engines Holding AG	1,741	394,109
United Technologies Corp.	4,495	579,361
		$2,324,131
Airlines – 1.2%
Aena S.A.	3,785	$681,455
Alcoholic Beverages – 6.2%
Ambev S.A.	41,668	$179,108
Carlsberg A.S., “B”	3,117	389,285
Diageo PLC	31,150	1,273,128
Heineken N.V.	5,085	536,642
Pernod Ricard S.A.	5,876	1,054,625
		$3,432,788
Apparel Manufacturers – 3.9%
Burberry Group PLC	12,013	$305,807
Compagnie Financiere Richemont S.A.	7,103	517,451
LVMH Moet Hennessy Louis Vuitton SE	3,679	1,353,217
		$2,176,475
Automotive – 0.8%
Aptiv PLC	3,445	$273,843
Harley-Davidson, Inc.	4,654	165,962
		$439,805
Broadcasting – 3.4%
Omnicom Group, Inc.	3,887	$283,712
Walt Disney Co.	9,529	1,058,005
WPP PLC	48,918	516,587
		$1,858,304
Brokerage & Asset Managers – 0.4%
Deutsche Boerse AG	1,728	$221,557
Business Services – 7.4%
Accenture PLC, “A”	8,318	$1,464,134
Adecco S.A.	4,938	263,426
Brenntag AG	5,458	281,023
Cognizant Technology Solutions Corp., “A”	8,895	644,443
Compass Group PLC	26,330	618,826
Equifax, Inc.	3,553	421,031
PayPal Holdings, Inc. (a)	3,838	398,538
		$4,091,421
Cable TV – 2.9%
Comcast Corp., “A”	40,626	$1,624,228
Chemicals – 2.9%
3M Co.	4,312	$895,948
PPG Industries, Inc.	6,036	681,283
		$1,577,231

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.9%
Check Point Software Technologies Ltd. (a)	6,049	$765,138
Oracle Corp.	16,023	860,595
		$1,625,733
Consumer Products – 6.3%
Colgate-Palmolive Co.	9,232	$632,761
Coty, Inc., “A”	28,365	326,198
Essity AB	44,667	1,288,032
Reckitt Benckiser Group PLC	14,757	1,226,636
		$3,473,627
Electrical Equipment – 3.7%
Amphenol Corp., “A”	3,295	$311,180
Legrand S.A.	8,225	550,447
Resideo Technologies, Inc. (a)	1,468	28,318
Schneider Electric S.A.	14,901	1,169,061
		$2,059,006
Electronics – 1.8%
Hoya Corp.	5,500	$362,713
Microchip Technology, Inc.	2,696	223,660
Samsung Electronics Co. Ltd.	11,070	435,447
		$1,021,820
Food & Beverages – 5.3%
Danone S.A.	12,407	$955,997
Kellogg Co.	7,751	444,752
Nestle S.A.	16,068	1,531,362
		$2,932,111
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	361	$45,158
Sands China Ltd.	20,000	100,510
Wynn Resorts Ltd.	864	103,092
		$248,760
Insurance – 1.1%
Aon PLC	3,662	$625,103
Internet – 0.9%
eBay, Inc.	12,983	$482,189
Machinery & Tools – 1.1%
Kubota Corp.	43,900	$633,565
Major Banks – 5.2%
Bank of New York Mellon Corp.	16,962	$855,394
Erste Group Bank AG	5,394	198,222
Goldman Sachs Group, Inc.	2,646	508,005
State Street Corp.	11,988	788,930
UBS AG	41,692	505,370
		$2,855,921
Medical Equipment – 15.0%
Abbott Laboratories	11,007	$879,900
Cooper Cos., Inc.	2,313	685,041
Medtronic PLC	16,938	1,542,713
Olympus Corp.	46,800	507,567
Sonova Holding AG	990	195,862

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Stryker Corp.	5,582	$1,102,557
Thermo Fisher Scientific, Inc.	6,559	1,795,329
Waters Corp. (a)	2,351	591,770
Zimmer Biomet Holdings, Inc.	7,991	1,020,451
		$8,321,190
Network & Telecom – 1.0%
Cisco Systems, Inc.	10,212	$551,346
Oil Services – 0.7%
National Oilwell Varco, Inc.	4,042	$107,679
NOW, Inc. (a)	2,401	33,518
Schlumberger Ltd.	5,834	254,187
		$395,384
Other Banks & Diversified Financials – 5.3%
American Express Co.	6,866	$750,454
Grupo Financiero Banorte S.A. de C.V.	27,769	150,989
Julius Baer Group Ltd.	5,353	216,270
Kasikornbank Co. Ltd.	19,000	112,557
Visa, Inc., “A”	11,036	1,723,713
		$2,953,983
Pharmaceuticals – 4.6%
Bayer AG	14,381	$929,197
Johnson & Johnson	1,611	225,202
Merck KGaA	3,936	448,806
Roche Holding AG	3,452	951,098
		$2,554,303
Railroad & Shipping – 3.8%
Canadian National Railway Co.	11,975	$1,071,523
Kansas City Southern Co.	9,030	1,047,299
		$2,118,822
Restaurants – 0.7%
Whitbread PLC	5,721	$378,378
Specialty Chemicals – 4.2%
Akzo Nobel N.V.	7,669	$679,528
L'Air Liquide S.A.	4,298	546,492
Linde PLC	1,454	255,802
Linde PLC	4,912	859,566
		$2,341,388
Specialty Stores – 0.8%
AutoZone, Inc. (a)	166	$170,004
Hermes International	189	124,705
Sally Beauty Holdings, Inc. (a)	7,405	136,326
		$431,035
Trucking – 1.6%
United Parcel Service, Inc., “B”	8,158	$911,575
Total Common Stocks		$55,342,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 2.48% (v)	215,852	$215,852

Other Assets, Less Liabilities – (0.2)%		(107,234)
Net Assets – 100.0%		$55,451,252
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $215,852 and $55,342,634, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$55,342,634	$—	$—	$55,342,634
Mutual Funds	215,852	—	—	215,852
Total	$55,558,486	$—	$—	$55,558,486
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	373,214	2,778,523	(2,935,885)	215,852

Supplemental Information (unaudited) – continued
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(10)	$22	$—	$1,949	$215,852

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2019, are as follows:
United States	55.6%
France	10.4%
United Kingdom	7.8%
Switzerland	7.5%
Germany	4.1%
Japan	2.7%
Sweden	2.3%
Netherlands	2.2%
Canada	1.9%
Other Countries	5.5%